Fair Value of Financial Assets and Liabilities (Details) - Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Derivative contracts financial:
Derivative contracts financial, Subtotal		$ 2,035,540	$ 2,960,706
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		3,363,624	3,433,745
Others, Financial Assets held for trading at fair value through profit or loss		409,328	257,325
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		49,065	27,077
Derivative contracts financial for hedging purposes, Total		49,065	27,077
Derivative contracts financial:
Subtotal, Derivative contracts financial		2,196,116	3,101,469
Others, Financial liabilities held for trading at fair value through profit or loss		2,305	6,271
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		160,602	223,016
Total, Derivative contracts financial for hedging purposes		160,602	223,016
Level 1 [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		181,702	28,128
Others, Financial Assets held for trading at fair value through profit or loss		409,328	257,325
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	543,732	558,925
Derivative contracts financial for hedging purposes
Derivative contracts financial for hedging purposes, Total		1,134,762	844,378
Derivative contracts financial:
Subtotal, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial for hedging purposes
Total, Derivative contracts financial for hedging purposes
Level 1 [Member] | Forwards [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 1 [Member] | Swaps [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 1 [Member] | Call Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 1 [Member] | Put Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 1 [Member] | Futures [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 1 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		181,702	28,128
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	532,203	552,763
Level 1 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 1 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 1 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	10,243	5,342
Level 1 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,286	820
Level 1 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 2 [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		2,035,540	2,960,706
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		3,147,559	3,305,098
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	3,165,839	3,373,346
Derivative contracts financial for hedging purposes
Derivative contracts financial for hedging purposes, Total		8,398,003	9,666,227
Derivative contracts financial:
Subtotal, Derivative contracts financial		2,196,116	3,101,469
Others, Financial liabilities held for trading at fair value through profit or loss		2,305	6,271
Derivative contracts financial for hedging purposes
Total, Derivative contracts financial for hedging purposes		2,359,023	3,330,756
Level 2 [Member] | Forwards [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		212,639	566,050
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 2 [Member] | Swaps [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		1,818,155	2,389,577
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		49,065	27,077
Level 2 [Member] | Call Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		3,435	2,321
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 2 [Member] | Put Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		1,311	2,758
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 2 [Member] | Futures [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 2 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		2,845,611	3,031,164
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,305,449	1,706,094
Level 2 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		301,948	273,934
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,653,182	1,499,625
Level 2 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	207,208	167,627
Level 2 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 2 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 2 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		49,065	27,077
Level 3 [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		34,363	100,519
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	88,866	41,666
Derivative contracts financial for hedging purposes
Derivative contracts financial for hedging purposes, Total		123,229	142,185
Derivative contracts financial:
Subtotal, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial for hedging purposes
Total, Derivative contracts financial for hedging purposes
Level 3 [Member] | Forwards [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 3 [Member] | Swaps [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 3 [Member] | Call Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 3 [Member] | Put Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 3 [Member] | Futures [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Level 3 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 3 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		34,363	100,519
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	88,483	41,283
Level 3 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]
Level 3 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	358	358
Level 3 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	25	25
Level 3 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 1 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 2 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		221,626	535,630
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 3 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 1 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 2 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		1,969,558	2,560,285
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		160,602	223,016
Swaps [Member] | Level 3 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 1 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 2 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		1,061	1,665
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 3 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 1 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 2 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		3,871	3,889
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 3 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Futures [Member] | Level 1 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Futures [Member] | Level 2 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Futures [Member] | Level 3 [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 1 [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 2 [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		160,602	223,016
Subtotal Liabilities [Member] | Level 3 [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		2,035,540	2,960,706
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		3,363,624	3,433,745
Others, Financial Assets held for trading at fair value through profit or loss		409,328	257,325
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	3,798,437	3,973,937
Derivative contracts financial for hedging purposes
Derivative contracts financial for hedging purposes, Total		9,655,994	10,652,790
Derivative contracts financial:
Subtotal, Derivative contracts financial		2,196,116	3,101,469
Others, Financial liabilities held for trading at fair value through profit or loss		2,305	6,271
Derivative contracts financial for hedging purposes
Total, Derivative contracts financial for hedging purposes		2,359,023	3,330,756
Fair Value [Member] | Forwards [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		212,639	566,050
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		1,818,155	2,389,577
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		49,065	27,077
Fair Value [Member] | Call Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		3,435	2,321
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal		1,311	2,758
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Derivative contracts financial:
Derivative contracts financial, Subtotal
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		3,027,313	3,059,292
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,837,652	2,258,857
Fair Value [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal		336,311	374,453
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,741,665	1,540,908
Fair Value [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Debt Financial Instruments, Subtotal
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	207,208	167,627
Fair Value [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	10,601	5,700
Fair Value [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Others, Financial Assets at fair value through Other Comprehensive Income	[1]	1,311	845
Fair Value [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		49,065	27,077
Fair Value [Member] | Forwards [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		221,626	535,630
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		1,969,558	2,560,285
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		160,602	223,016
Fair Value [Member] | Call Options [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		1,061	1,665
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial		3,871	3,889
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Derivative contracts financial:
Subtotal, Derivative contracts financial
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes
Fair Value [Member] | Subtotal Liabilities [Member]
Derivative contracts financial for hedging purposes
Subtotal, Derivative contracts financial for hedging purposes		$ 160,602	$ 223,016

[1]	As of December 31, 2023, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.